Income Taxes (Details Narrative) - CAD ($) $ in Millions		6 Months Ended
	Apr. 07, 2022	Apr. 30, 2022
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 1,274
Canadian Federal Budget Proposed Tax Measures [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Canada Recovery Dividend Tax Rate	15.00%
Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Tax payable, Term of installments		over five years
Increase in Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate	1.50%
Bottom of range [member] | Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit	$ 1,000
Bottom of range [member] | Increase in Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit	$ 100
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 1,186
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		54
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Fifteen To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 21